Borrowings and capital resources - Total Borrowings (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Borrowings and capital resources
Current borrowings	€ (8,488)	€ (11,976)
Non-current borrowings	(59,272)	(62,949)
Borrowings	(67,760)	(74,925)
Spectrum licence payables	3,312	3,215
Financial liabilities at carrying value	492	1,850
Currency swap contract
Borrowings and capital resources
Decrease in net debt	100
Carrying value
Borrowings and capital resources
Financial assets at carrying value	44,634	47,500
Financial liabilities at carrying value	44,634	47,500
Fair value
Borrowings and capital resources
Financial assets at fair value	48,630	48,216
Financial liabilities at fair value	48,630	48,216
Impact of Egypt reclassification
Borrowings and capital resources
Current borrowings	(150)
Non-current borrowings	(57)
Derivative financial instruments included in trade and other receivables (note 14)
Borrowings and capital resources
Other financial assets	3,151	9,176
Derivative financial instruments included in trade and other payables (note 15)
Borrowings and capital resources
Other financial liabilities	4,010	4,767
Bonds
Borrowings and capital resources
Current borrowings	(2,251)	(1,912)
Non-current borrowings	(44,634)	(47,500)
Bank loans
Borrowings and capital resources
Current borrowings	(658)	(1,380)
Non-current borrowings	(761)	(1,500)
Collateral liabilities
Borrowings and capital resources
Current borrowings	(962)	(5,292)
Lease liabilities.
Borrowings and capital resources
Current borrowings	(3,123)	(2,984)
Non-current borrowings	(9,909)	(9,134)
Bank borrowings secured against Indian assets
Borrowings and capital resources
Current borrowings	(862)
Non-current borrowings	(385)	(1,346)
Other short-term borrowings
Borrowings and capital resources
Current borrowings	(632)	(408)
Other long-term borrowings
Borrowings and capital resources
Non-current borrowings	(3,583)	€ (3,469)
Derivative instruments in designated hedge relationships
Borrowings and capital resources
Net debt	€ 1,400